Other operating costs - Schedule of analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Analysis of income and expense [abstract]
Depreciation, amortisation and impairment	£ 1,984	£ 1,830		£ 1,485
Payroll costs	1,958	1,794		1,638
Purchases of electricity	2,055	1,280		1,130
Purchases of gas	2,516	1,666		1,250
Property and other taxes	1,302	1,202		1,105
UK Electricity Balancing costs	4,052	3,152		1,875
Other	3,682	3,215		2,456
Other operating costs	17,549	14,139	[1]	10,939
Provision for bad and doubtful debts	220	167		325
Total operating costs from continuing operations	17,769	14,306		11,264
Operating costs from continuing operations include:
Inventory consumed	723	436		312
Research and development expenditure	£ 23	£ 11		£ 12

[1]	Comparatives have been re-presented to disclose other operating income separately from other operating costs.